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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


INVESTMENT COMPANY FILE NUMBER: 811-2842

SAMARNAN INVESTMENT CORPORATION
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS 76033
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (817) 641-7881

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: DECEMBER 31, 2002

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ITEM 1. REPORTS TO STOCKHOLDERS.

         Attached as Exhibit 1 is the Registrant's Annual Report to the Shareholders for the year ended December 31, 2002.

ITEM 2. CODE OF ETHICS.

         The Registrant did not have a Code of Ethics at the end of the period covered by this Report. The Registrant's Board of Directors adopted a Code of Ethics at its meeting held on July 22, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         The Registrant does not have an Audit Committee. The functions of an Audit Committee are performed by the whole Board of Directors of the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         The Registrant's principal accountant is Cheshier & Fuller, L.L.P. The amount of fees billed to the Registrant by Cheshier & Fuller for each of the Registrant's last two fiscal years was as follows:

                                                      Fiscal Year
                                                      -----------
                                                2001              2002
                                                ----              ----
         (a) Audit Fees                      $14,000.00        $14,000.00
         (b) Audit-Related Fees                 None              None
         (c) Tax Fees                          1,106.25          1,055.50
         (d) All Other Fees                     None              None

         The Registrant's Board of Directors has approved all such fees paid to Cheshier & Fuller.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant's policy relating to the voting of its portfolio securities is to delegate to its investment advisor for equity securities, Westwood Management Corp., the authority to vote the equity securities held in the Registrant's portfolio.


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ITEM 9. CONTROLS AND PROCEDURES.

         (a) Regulations under the Investment Company Act of 1940 require the Registrant to maintain "disclosure controls and procedures" which are defined to mean a company's controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms. The principal executive officer and the principal financial officer of the Registrant, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures within 90 days of the filing date of this Report, concluded that the Registrant's controls and procedures were effective for this purpose.

         (b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect such internal controls subsequent to the date of such evaluation.

ITEM 10. EXHIBITS.

         The following exhibits and certifications are filed as a part of this Report.

         (A) Exhibits:

                  (1) Annual Report to the Shareholders for the year ended
                      December 31, 2002.

                  (2) Certification of George S. Walls, Jr., principal executive officer of the Registrant.

                  (3) Certification of Jerry D. Wheatley, principal financial officer of the Registrant.


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                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSE THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

SAMARNAN INVESTMENT CORPORATION


By /s/ George S. Walls Jr.
   -----------------------
   George S. Walls Jr., President

Date: August 12, 2003

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

By /s/ George S. Walls Jr.
   -----------------------
   George W. Walls Jr., President and Principal Executive Officer

Date: August 12, 2003


By /s/ Jerry D. Wheatley
   ---------------------
   Jerry D. Wheatley, President and Principal Financial Officer

Date: August 12, 2003


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